RELATED PARTIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Salaries and bonuses	$ 64,611	$ 59,527	$ 76,329
Per diem compensation to members of the Board of Directors	3,037	2,756	2,630
Termination benefits	3,320	2,590	4,647
Total	$ 70,968	$ 64,873	$ 83,606